Description of Business (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Description of Business

Note 1 – Description of Business

Effective June 1, 2018, the Company converted from IMAC Holdings, LLC a Kentucky Limited Liability Company to IMAC Holdings, Inc. a Delaware Corporation. This accounting change has been given retrospective treatment in the consolidated financial statements.

IMAC Holdings, Inc. and its Affiliates (the “Company”) provide orthopedic therapies through its chain of IMAC Regeneration Centers. Through its consolidated and equity owned entities, its outpatient medical clinics provide conservative, non-invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. The Company has opened two (2) medical clinics located in Tennessee at December 31, 2017, and plans to expand in the Midwest and Southern United states. The Company has partnered with several well-known sports celebrities such as David Price in opening its medical clinics, with a focus around treating sports injuries.

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Description of Business

Note 1 – Description of Business

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC (“Advantage” or the “Company”) provide physical and occupational therapy through its four clinics located in South Springfield, North Springfield, Monett, and Ozark, Missouri.